Note 4 - Commitments and Contingencies - Schedule of Items Appearing on the Statement of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Amortization expense – Finance ROU	$ 59	$ 65
Lease expense – Operating ROU	433	316
Interest expense – Finance ROU	$ 4	$ 5